Basis of Presentation - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021
LIBOR [member]
Basis of Presentation [Line Items]
Borrowings		$ 116,280,000
Bank Borrowing [Member] | Interest Rate Benchmark Reform-Phase 2 [member]
Basis of Presentation [Line Items]
Borrowings, original currency	denominated in US$
Borrowings, Maturity	1 March 2022